As filed with the Securities and Exchange Commission on May 12, 2011
Commission File Nos. 333-147558
811-22145

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 6
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 7
FEDERAL LIFE TRUST
(Exact Name of Registrant as Specified in Charter)
3750 West Deerfield Road
Riverwoods, Illinois 60015
(Address of Principal Executive Office)
(800) 233-3750
(Registrant’s Telephone Number, including Area Code)
William S. Austin
President and Chief Operating Officer
Federal Life Insurance Company (Mutual)
3750 West Deerfield Road
Riverwoods, Illinois 60015
(Name and Address of Agent for Service)
Copy to:
Michael K. Renetzky, Esq.
Locke Lord Bissell & Liddell LLP
111 South Wacker Drive
Chicago, Illinois 60606
     Approximate date of proposed public offering: As soon after the effective date of this registration statement as is practicable.
It is proposed that this filing will become effective:
☑    immediately upon filing pursuant to paragraph (b) of Rule 485
☐    on [date], pursuant to paragraph (b) of Rule 485
☐    60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐    on [date] pursuant to paragraph (a)(1) of Rule 485
☐    75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐    on [date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 6 to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Village of Riverwoods, and State of Illinois, on the 12th day of May, 2011.

FEDERAL LIFE TRUST
By:	/s/ William S. Austin
William S. Austin
Trustee

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ William S. Austin William S. Austin	Trustee and Principal Executive Officer	May 12, 2011

* Anders Raaum	Treasurer Chief Financial Officer and Principal Accounting Officer	May 12, 2011

* Paul H. Berghoff, Jr.	Trustee	May 12, 2011

* Lawrence P. Meehan	Trustee	May 12, 2011

*By:	/s/ William S. Austin

William S. Austin
Attorney-in-fact pursuant to Powers of Attorney
filed previously

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase